Loans and Related Allowance for Loan Losses (Impaired Loans by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 3,648	$ 8,259
Unpaid Principal Balance, Total	6,008	10,803
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment		468
Impaired Loans with No Allowance: Unpaid Principal Balance		477
Recorded Investment, Total		468
Unpaid Principal Balance, Total		477
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	909	5,031
Impaired Loans with No Allowance: Unpaid Principal Balance	1,303	5,957
Recorded Investment, Total	909	5,031
Unpaid Principal Balance, Total	1,303	5,957
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	544	191
Impaired Loans with No Allowance: Unpaid Principal Balance	592	247
Recorded Investment, Total	544	191
Unpaid Principal Balance, Total	592	247
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	27
Impaired Loans with No Allowance: Unpaid Principal Balance	1,123
Recorded Investment, Total	27
Unpaid Principal Balance, Total	1,123
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	1,180	2,232
Impaired Loans with No Allowance: Unpaid Principal Balance	1,912	3,738
Recorded Investment, Total	1,180	2,232
Unpaid Principal Balance, Total	1,912	3,738
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Acquired with Credit Deterioration [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	971	337
Impaired Loans with No Allowance: Unpaid Principal Balance	1,061	384
Recorded Investment, Total	971	337
Unpaid Principal Balance, Total	1,061	$ 384
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	17
Impaired Loans with No Allowance: Unpaid Principal Balance	17
Recorded Investment, Total	17
Unpaid Principal Balance, Total	$ 17